UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2014

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Argentina — 0.4%
MercadoLibre	10,600	$1,430

Australia — 0.7%
Brambles	101,481	865
Cochlear	10,089	571
Diana Shipping*	59,932	723
Woolworths	23,136	757

		2,916

Belgium — 0.2%
Groupe Bruxelles Lambert	7,239	616

Brazil — 0.3%
Embraer ADR	24,173	785
Itau Unibanco Holding ADR	36,677	518

		1,303

Canada — 1.8%
Agrium	6,088	512
Cameco	28,879	522
Canadian Pacific Railway	18,895	2,330
Catamaran*	1,804	83
Cenovus Energy	14,102	422
Fairfax Financial Holdings	3,138	1,272
Goldcorp	37,273	969
Ritchie Bros Auctioneers	23,399	472
Thomson Reuters	3,958	138
Westport Innovations*	11,830	287

		7,007

China — 0.8%
Baidu ADR*	9,368	1,454
China Shenhua Energy, Cl H	231,000	703
Sun Art Retail Group	199,500	286
Want Want China Holdings	513,000	779

		3,222

Denmark — 1.0%
DSV	32,012	909
Novo Nordisk ADR	8,025	1,358
Novo Nordisk, Cl B	4,575	777
Novozymes, Cl B	19,317	739

		3,783

Finland — 0.9%
Kone, Cl B	18,464	1,648
Nokia ADR*	124,480	810
Sampo, Cl A	25,922	1,115

		3,573

France — 1.1%
Edenred	25,451	827
Essilor International	11,365	1,223
Lafarge	12,467	869
Sanofi ADR	29,250	1,481

		4,400

Germany — 1.8%
Brenntag	4,412	735
Continental	6,066	1,029
Deutsche Boerse	16,999	1,279
SAP	9,914	734
SAP ADR	31,408	2,321
SKY Deutschland*	110,734	1,021

		7,119

Description	Shares	Market Value ($ Thousands)

Hong Kong — 0.7%
China Mobile	67,000	$749
Hang Seng Bank	39,600	646
Hong Kong Exchanges and Clearing	72,400	1,160
Kunlun Energy	66,000	92

		2,647

Ireland — 1.9%
Accenture, Cl A	781	57
Covidien	521	32
CRH	33,302	797
Eaton	2,465	170
Experian	64,403	1,228
Ingersoll-Rand	16,845	1,094
Mallinckrodt*	65	3
Ryanair Holdings ADR	22,504	1,119
Shire	15,121	1,813
Willis Group Holdings	25,512	1,105

		7,418

Israel — 0.3%
Check Point SoftwareTechnologies*	22,211	1,256

Japan — 1.9%
FANUC	4,600	760
Fast Retailing	2,700	1,014
Rakuten	97,200	1,471
Shimano	8,500	760
SMC	4,800	1,142
Tokyo Electron	10,400	557
Toyota Tsusho	30,100	786
Trend Micro	20,500	764

		7,254

Netherlands — 0.5%
Chicago Bridge & Iron	509	34
James Hardie Industries	72,273	722
QIAGEN*	1,417	30
Unilever	28,714	1,118

		1,904

Norway — 0.3%
Aker Solutions	36,344	511
Seadrill	13,177	591

		1,102

Portugal — 0.1%
Galp Energia, Cl B	24,181	403

Russia — 0.4%
Magnit GDR	19,728	1,218
Sberbank of Russia ADR	46,618	562

		1,780

Singapore — 0.4%
Avago Technologies, Cl A	4,239	183
United Overseas Bank	75,552	1,244

		1,427

South Africa — 0.7%
Massmart Holdings	29,394	491
Naspers, N Shares	24,054	2,219

		2,710

South Korea — 0.9%
Hyundai Mobis	2,276	606
NAVER	1,373	711
Samsung Electronics GDR	3,650	2,329

		3,646

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)

Spain — 0.3%
Inditex	8,508	$1,312

Sweden — 1.1%
Allied World Assurance Holdings	34	3
Atlas Copco, B Shares	64,927	1,716
Svenska Handelsbanken, A Shares	37,873	1,621
Volvo, Cl B	53,034	795

		4,135

Switzerland — 1.3%
Garmin	3,446	156
Nestle	31,433	2,199
Pentair	40,041	2,600

		4,955

Taiwan — 0.7%
Hon Hai Precision Industry GDR	112,009	575
Taiwan Semiconductor Manufacturing ADR	117,993	2,001

		2,576

Turkey — 0.3%
BIM Birlesik Magazalar	29,202	601
Turkiye Garanti Bankasi ADR	123,460	489

		1,090

United Kingdom — 3.6%
Amlin	121,563	797
Antofagasta	39,786	527
Aon	440	33
ARM Holdings	97,000	1,549
BG Group	40,125	767
BHP Billiton	24,018	708
Burberry Group	16,285	431
Capita	67,879	1,095
Hargreaves Lansdown	37,885	601
Liberty Global, Cl A*	93	7
Petrofac	30,000	683
Premier Farnell	124,129	437
Prudential	64,394	1,200
Rio Tinto	34,521	1,690
St. James’s Place	52,499	523
Standard Chartered	28,252	677
Tullow Oil	70,124	1,163
Wolseley	21,035	1,089

		13,977

United States — 72.7%
Consumer Discretionary — 13.8%
Amazon.com*	873	273
Ascena Retail Group*	72,513	1,445
Cablevision Systems, Cl A	5,421	91
CBS, Cl B	41,789	2,305
Chipotle Mexican Grill, Cl A*	3,057	1,310
Coach	56,051	3,056
Comcast, Cl A	40,480	1,828
Delphi Automotive	2,133	125
DIRECTV*	1,202	72
Expedia	662	34
Ford Motor	4,525	76
Gannett	313	9
General Motors*	4,000	144
Gentex	172	4
Genuine Parts	256	21

Description	Shares	Market Value ($ Thousands)
Harley-Davidson	38,076	$2,446
Harman International Industries	14,433	956
Home Depot	23,561	1,787
Jarden*	3,272	158
Johnson Controls	857	36
L Brands	445	27
Lennar, Cl A	1,057	37
Liberty Interactive, Cl A*	1,140	27
Liberty Media*	249	37
Lowe’s	67,438	3,211
Macy’s	19	1
Marriott International, Cl A	213	9
Mattel	2,653	111
McDonald’s	2,429	234
McGraw Hill Financial	16,914	1,109
Michael Kors Holdings*	492	37
Mohawk Industries*	490	64
Morningstar	2,128	169
News, Cl A*	1,689	27
NIKE, Cl B	53,606	3,894
Nordstrom	54,941	3,088
Panera Bread, Cl A*	6,028	956
Polaris Industries	76	10
priceline.com*	60	61
PulteGroup	443	7
Ralph Lauren, Cl A	9,894	1,630
Ross Stores	363	26
Signet Jewelers	454	33
Staples	81,579	1,195
Starbucks	41,481	3,193
Starwood Hotels & Resorts Worldwide	32,738	2,175
Target	47,145	3,016
Tiffany	17,077	1,309
Time Warner	1,084	71
Time Warner Cable	15,367	1,715
TJX	2,126	120
Tupperware Brands	1,523	132
Twenty-First Century Fox	72,975	2,437
Walt Disney	51,983	3,352
Yum! Brands	54,827	3,914

		53,610

Consumer Staples — 8.4%
Archer-Daniels-Midland	3,910	144
Avon Products	6,123	126
Bunge	1,900	144
Campbell Soup	19,827	807
Church & Dwight	2,343	141
Clorox	1,706	139
Coca-Cola	40,112	1,519
Coca-Cola Enterprises	3,360	135
Colgate-Palmolive	41,454	2,458
ConAgra Foods	4,128	125
Costco Wholesale	42,659	4,911
CVS Caremark	55,919	3,173
Dean Foods*	3,424	66
Dr. Pepper Snapple Group	2,621	118
Energizer Holdings	1,290	117
Estee Lauder, Cl A	51,779	3,620
Flowers Foods	5,820	125
Fresh Market*	2,766	131
General Mills	3,656	175
Hershey	1,759	163

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Hillshire Brands	4,379	$135
Hormel Foods	3,334	140
Ingredion	2,197	145
JM Smucker	1,311	138
Kellogg	2,537	149
Kimberly-Clark	1,854	175
Kraft Foods Group	3,280	172
Kroger	4,206	170
McCormick	1,682	109
Mead Johnson Nutrition, Cl A	17,326	1,287
Mondelez International, Cl A	109,310	3,435
Monster Beverage*	2,325	122
PepsiCo	19,059	1,515
Pricesmart	5,528	527
Procter & Gamble	4,469	338
Safeway	5,985	191
Sysco	4,724	150
Tyson Foods, Cl A	5,401	153
Wal-Mart Stores	18,498	1,368
WhiteWave Foods, Cl A*	8,038	160
Whole Foods Market	62,647	3,665

		32,581

Energy — 5.0%
Anadarko Petroleum	2,042	190
Apache	14,500	1,235
Baker Hughes	28,811	1,415
Cameron International*	235	14
Chevron	2,929	356
ConocoPhillips	1,362	95
EOG Resources	1,217	206
Exxon Mobil	18,684	1,608
Kinder Morgan	853	30
Murphy Oil	14,281	861
National Oilwell Varco	57,670	4,504
Noble Energy	28,674	1,921
Occidental Petroleum	12,057	1,128
Phillips 66	25,100	1,451
Schlumberger	49,157	4,343
Spectra Energy	845	29
Williams	764	28

		19,414

Financials — 6.4%
Aflac	11,210	695
American Express	40,564	3,063
American International Group	57,686	2,805
Ameriprise Financial	295	27
Arch Capital Group*	558	30
Ares Capital	1,349	23
Axis Capital Holdings	3,078	133
Bank of America	125,292	1,729
Bank of New York Mellon	1,615	49
BB&T	906	31
Berkshire Hathaway, Cl B*	2,551	289
BlackRock, Cl A	504	136
Boston Properties‡	97	10
Capital One Financial	23,126	1,590
CBRE Group, Cl A*	31,725	734
Chubb	1,345	120
Citigroup	48,069	2,332
Credicorp	5,555	714
Discover Financial Services	435	22

Description	Shares	Market Value ($ Thousands)
Equity Residential‡	2,092	$112
Erie Indemnity, Cl A	25	2
Everest Re Group	226	33
Fidelity National Financial, Cl A	247	7
Forest City Enterprises, Cl A*	179	3
General Growth Properties‡	246	5
Goldman Sachs Group	673	107
HCP‡	2,081	85
JPMorgan Chase	20,104	1,039
Lazard, Cl A	37,338	1,345
Leucadia National	4,980	136
Loews	544	26
Marsh & McLennan	713	31
MetLife	32,440	1,523
Morgan Stanley	1,152	31
MSCI, Cl A*	29,276	1,179
Northern Trust	204	11
PartnerRe	316	29
Plum Creek Timber‡	149	7
PNC Financial Services Group	684	49
ProLogis‡	596	22
Prudential Financial	632	49
Simon Property Group‡	1,047	155
SLM	686	17
State Street	41,887	2,754
US Bancorp	2,716	99
Vornado Realty Trust‡	1,113	94
Wells Fargo	7,955	329
Weyerhaeuser‡	31,947	915
White Mountains Insurance Group	41	23

		24,749

Health Care — 10.3%
Abbott Laboratories	1,908	63
AbbVie	1,789	80
Agilent Technologies	19,448	997
Alexion Pharmaceuticals*	11,051	1,284
Allergan	10,743	972
Amgen	18,570	2,079
Baxter International	881	58
Biogen Idec*	12,760	3,072
Bristol-Myers Squibb	43,642	2,020
Celgene*	15,402	2,371
Cerner*	41,664	2,189
DENTSPLY International	183	8
Eli Lilly	1,831	92
Express Scripts Holding*	53,423	3,301
Forest Laboratories*	31,393	1,343
Gilead Sciences*	36,387	2,286
HCA Holdings	1,295	55
Hologic*	30,742	635
IDEXX Laboratories*	10,965	1,093
Intuitive Surgical*	44	16
Johnson & Johnson	56,139	4,867
Life Technologies*	232	17
Medtronic	561	30
Merck	5,629	268
Mettler-Toledo International*	42	10
Mylan*	480	18
Perrigo	17,034	2,101
Pfizer	120,543	3,461
Regeneron Pharmaceuticals*	5,467	1,710
St. Jude Medical	20,803	1,116

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

September 30, 2013

Description	Shares	Market Value ($ Thousands)
Teleflex	11,338	$933
Thermo Fisher Scientific	1,016	94
UnitedHealth Group	16,942	1,213
WellPoint	452	38

		39,890

Industrials — 6.1%
3M	1,695	202
ADT	195	8
Alliant Techsystems	1,840	180
AMETEK	314	15
Armstrong World Industries*	462	25
BE Aerospace*	1,593	118
Caterpillar	1,716	143
Cintas	551	28
Copa Holdings, Cl A	869	120
Crane	2,252	139
CSX	1,434	37
Cummins	19,244	2,557
Danaher	2,292	159
Deere	1,846	150
Delta Air Lines	48,148	1,136
Dover	243	22
Emerson Electric	17,760	1,149
Exelis	80,638	1,267
Fastenal	44,730	2,248
FedEx	224	25
General Electric	77,714	1,857
GrafTech International*	128,526	1,086
Hexcel*	4,302	167
Honeywell International	2,483	206
Huntington Ingalls Industries	2,320	156
IHS, Cl A*	64	7
Illinois Tool Works	15,197	1,159
Kansas City Southern	11,664	1,276
Masco	4,598	98
Nielsen Holdings	3,499	128
Norfolk Southern	429	33
PACCAR	497	28
Pall	29,917	2,305
Parker Hannifin	1,607	175
Precision Castparts	869	198
Republic Services, Cl A	692	23
Rollins	6,015	159
Southwest Airlines	2,246	33
Stanley Black & Decker	1,500	136
Textron	4,669	129
Timken	2,717	164
Toro	1,239	67
Towers Watson, Cl A	74	8
TransDigm Group	918	127
Triumph Group	119	8
Union Pacific	16,327	2,536
United Continental Holdings*	1,868	57
United Parcel Service, Cl B	2,448	224
United Rentals*	16,529	963
United Technologies	2,323	250
URS	102	5
Waste Management	3,917	162
Xylem	232	6

		23,664

Information Technology — 16.8%
Activision Blizzard	1,707	29

Description	Shares	Market Value ($ Thousands)
Adobe Systems*	79,208	$4,114
Alliance Data Systems*	67	14
Altera	25,900	963
Amdocs	3,848	141
Amphenol, Cl A	366	28
Analog Devices	326	15
ANSYS*	120	10
Apple	9,207	4,389
Applied Materials	133,266	2,338
Automatic Data Processing	53,888	3,900
Broadcom, Cl A	697	18
CA	799	24
Cisco Systems	111,092	2,602
Citrix Systems*	245	17
Cognizant Technology Solutions, Cl A*	248	20
Corning	2,041	30
Cree*	139	8
Dell	3,957	55
eBay*	70,269	3,920
EMC	145,618	3,722
F5 Networks*	7,199	617
Facebook, Cl A*	37,436	1,881
Freescale Semiconductor*	6,600	110
Gartner*	127	8
Genpact*	1,342	25
Google, Cl A*	3,476	3,045
Hewlett-Packard	2,215	47
Intel	11,456	263
International Business Machines	16,993	3,147
Intuit	314	21
Juniper Networks*	693	14
LinkedIn, Cl A*	4,011	987
LSI	117,887	922
Marvell Technology Group	1,401	16
Mastercard, Cl A	3,781	2,544
Maxim Integrated Products	2,676	80
Microchip Technology	234	9
MICROS Systems*	105	5
Microsoft	58,799	1,959
Motorola Solutions	2,038	121
NetApp	456	19
Oracle	139,163	4,616
Paychex	615	25
QUALCOMM	98,497	6,635
Red Hat*	213	10
Riverbed Technology*	59,806	872
Salesforce.com*	43,449	2,255
SanDisk	310	18
Skyworks Solutions*	246	6
Solera Holdings	92	5
Symantec	982	24
Teradata*	35,867	1,988
Texas Instruments	49,839	2,007
Total System Services	458	14
Trimble Navigation*	3,253	97
VeriSign*	857	44
Visa, Cl A	17,304	3,307
Xerox	99,917	1,028
Yahoo!*	1,578	52
Zebra Technologies, Cl A*	1,845	84

		65,284

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Concluded)

September 30, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Materials — 4.6%
Air Products & Chemicals	274	$29
Ball	3,167	142
Crown Holdings*	2,386	101
Dow Chemical	54,751	2,102
E.I. du Pont de Nemours	20,570	1,205
Ecolab	32,943	3,254
International Paper	1,686	76
LyondellBasell Industries, Cl A	13,269	972
MeadWestvaco	694	27
Monsanto	44,739	4,669
Owens-Illinois*	40,526	1,217
Packaging Corp of America	50	3
Praxair	17,611	2,117
Sealed Air	26,344	716
Sherwin-Williams	97	18
Sonoco Products	320	12
Southern Copper	699	19
Vulcan Materials	947	49
WR Grace*	13,689	1,196

		17,924

Telecommunication Services — 1.1%
AT&T	8,653	293
CenturyLink	554	17
Crown Castle International*	50,530	3,690
Verizon Communications	5,444	254
Windstream Holdings	1,862	15

		4,269

Utilities — 0.2%
Dominion Resources	2,840	177
Duke Energy	2,553	170
Entergy	232	15
Exelon	3,536	105
FirstEnergy	225	8
NextEra Energy	541	43
Northeast Utilities	406	17
PG&E	1,643	67
Southern	3,498	144
Xcel Energy	243	7

		753

		282,138

Total Common Stock (Cost $299,382) ($ Thousands)		377,099

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †**	7,721,380	7,721

Total Cash Equivalent (Cost $7,721) ($ Thousands)		7,721

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills 0.024%, 02/06/2014(A)(B)	$901	901

Total U.S. Treasury Obligation (Cost $901) ($ Thousands)		901

Total Investments — 99.3% (Cost $308,004) ($ Thousands)††		$385,721

The open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	13	Dec-2013	$1
FTSE 100 Index	4	Dec-2013	(8)
S&P 500 Index EMINI	81	Dec-2013	(19)
S&P TSE 60 Index	2	Dec-2013	1
SPI 200 Index	1	Dec-2013	(1)
Topix Index	3	Dec-2013	6

			$(20)

For the period ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $388,269 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security.

††	At September 30, 2013, the tax basis cost of the Fund’s investments was $308,004 ($ Thousands), and the unrealized appreciation and depreciation were $81,641 ($ Thousands) and $(3,924) ($ Thousands), respectively.

‡	Real Estate Investment Trust

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral for open futures contracts.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

GDR — Global Depositary Receipt

S&P — Standard & Poor’s

SPI — Share Price Index

Topix — Tokyo Stock Price Index

TSE — Toronto Stock Exchange

The following is a list of the inputs used as of September 30, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$377,099	$—	$—	$377,099
Cash Equivalent	7,721	—	—	7,721
U.S. Treasury Obligation	—	901	—	901

Total Investments in Securities	$384,820	$901	$—	$385,721

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$8	$—	$—	$8
Unrealized Depreciation	(28)	—	—	(28)

Total Other Financial Instruments	$(20)	$—	$—	$(20)

^Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2013, there were transfers between Level 2 and Level 1 assets and liabilities. The primary reason for changes in the classifications between Levels 2 and 1 occurs when the foreign equity securities are fair valued using other observable marketbased inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 43.1%

Agency Mortgage-Backed Obligations — 36.8%
FHLMC
5.500%, 12/01/2036	$263	$284
5.500%, 08/01/2038	200	216
5.500%, 11/01/2038	141	153
5.500%, 12/01/2038	898	974
5.000%, 12/01/2020	458	487
5.000%, 05/01/2022	201	218
5.000%, 04/01/2024	190	205
5.000%, 08/01/2038	57	62
5.000%, 03/01/2039	39	42
5.000%, 02/01/2040	686	746
4.500%, 11/01/2039	687	731
4.500%, 08/01/2040	1,973	2,101
4.500%, 08/01/2040	2,263	2,408
4.006%, 07/01/2040(A)	459	486
4.000%, 09/01/2040	167	175
4.000%, 04/01/2043	199	207
4.000%, 06/01/2043	99	104
4.000%, 06/01/2043	100	104
4.000%, 07/01/2043	99	104
4.000%, 07/01/2043	99	104
4.000%, 08/01/2043	100	104
3.500%, 11/01/2042	390	393
3.500%, 01/01/2043	197	199
3.500%, 02/01/2043	99	100
3.500%, 04/01/2043	99	100
3.500%, 05/01/2043	994	1,001
3.500%, 05/01/2043	393	399
3.500%, 06/01/2043	993	1,000
FHLMC CMO, Ser 2005-2990, Cl UZ
5.750%, 06/15/2035	854	950
FHLMC CMO, Ser 2007-3349, Cl AS, IO
6.318%, 07/15/2037(A)	1,432	190
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.768%, 10/15/2041(A)	883	168
FHLMC CMO, Ser 2012-274, Cl F1
0.682%, 08/15/2042(A)	479	478
FHLMC CMO, Ser 2012-279, Cl F6
0.632%, 09/15/2042(A)	477	475
FHLMC CMO, Ser 2012-4013, Cl AI, IO
4.000%, 02/15/2039	625	117
FHLMC CMO, Ser 2012-4057, Cl SA, IO
5.868%, 04/15/2039(A)	572	106
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	518	59
FHLMC CMO, Ser 2012-4068, Cl DS, IO
5.818%, 06/15/2042(A)	93	20
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	1,158	161
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,431	198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2012-4097, Cl ES, IO
5.918%, 08/15/2042(A)	$183	$45
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.868%, 08/15/2042(A)	92	20
FHLMC CMO, Ser 2012-4116, Cl LS, IO
6.018%, 10/15/2042(A)	544	119
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.968%, 10/15/2042(A)	472	102
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.968%, 11/15/2042(A)	95	23
FHLMC CMO, Ser 2012-4147, Cl CS, IO
5.918%, 12/15/2042(A)	97	24
FHLMC CMO, Ser 2013-4150, Cl SP, IO
5.968%, 01/15/2043(A)	188	37
FHLMC CMO, Ser 2013-4199, Cl CS, IO
5.968%, 05/15/2043(A)	197	47
FHLMC CMO, Ser 2013-4199, Cl SB, IO
6.018%, 05/15/2040(A)	196	41
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.068%, 09/15/2042(A)	489	98
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	991	1,012
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl X1, IO
1.646%, 06/25/2022(A)	558	55
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K024, Cl X1, IO
1.025%, 09/25/2022(A)	279	17
FHLMC TBA
3.500%, 10/15/2041	1,400	1,421
2.500%, 10/15/2027	1,000	1,006
FNMA
7.000%, 11/01/2037	11	13
7.000%, 11/01/2037	5	6
7.000%, 12/01/2037	11	12
7.000%, 02/01/2038	14	17
7.000%, 09/01/2038	4	4
7.000%, 11/01/2038	84	94
7.000%, 11/01/2038	19	21
7.000%, 11/01/2038	10	11
7.000%, 11/01/2038	12	13
6.500%, 08/01/2017	144	155
6.000%, 07/01/2037	191	208
6.000%, 09/01/2037	245	268
6.000%, 11/01/2038	293	319
5.500%, 09/01/2034	933	1,019
5.500%, 02/01/2035	555	606
5.000%, 01/01/2021	399	425
5.000%, 11/01/2025	254	276

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.000%, 06/01/2035	$279	$303
5.000%, 02/01/2036	481	522
5.000%, 03/01/2040	319	345
5.000%, 06/01/2040	795	865
5.000%, 06/01/2040	577	630
5.000%, 06/01/2040	73	80
4.601%, 04/01/2020	1,362	1,504
4.530%, 12/01/2019	993	1,097
4.501%, 01/01/2020	755	832
4.377%, 11/01/2019	518	569
4.000%, 06/01/2025	493	524
4.000%, 02/01/2041	1,805	1,894
4.000%, 09/01/2041	739	775
4.000%, 04/01/2042	5,388	5,664
4.000%, 07/01/2042	948	987
4.000%, 05/01/2043	197	207
4.000%, 06/01/2043	198	208
4.000%, 06/01/2043	99	105
4.000%, 06/01/2043	99	105
4.000%, 06/01/2043	99	104
4.000%, 06/01/2043	99	104
4.000%, 07/01/2043	197	208
4.000%, 07/01/2043	199	210
4.000%, 07/01/2043	99	104
4.000%, 08/01/2043	100	104
3.686%, 01/01/2021	1,467	1,547
3.500%, 05/01/2033	493	510
3.500%, 03/01/2041	896	913
3.500%, 10/01/2042	97	98
3.500%, 12/01/2042	196	198
3.500%, 12/01/2042	97	98
3.500%, 12/01/2042	194	196
3.500%, 03/01/2043	1,176	1,188
3.500%, 04/01/2043	690	697
3.500%, 06/01/2043	994	1,000
3.030%, 12/01/2021	729	730
2.575%, 03/01/2036(A)	135	143
2.500%, 10/01/2042	400	372
2.500%, 10/01/2042	1,048	974
2.400%, 12/01/2022	250	237
2.392%, 12/01/2035(A)	110	117
1.940%, 07/01/2019	400	404
1.878%, 05/01/2043(A)	2,415	2,430
0.637%, 01/01/2023(A)	494	494
0.547%, 01/01/2023(A)	493	493
0.537%, 01/01/2023(A)	493	493
0.527%, 01/01/2023(A)	400	400
0.527%, 01/01/2023(A)	500	500
FNMA CMO, Ser 1992-1, Cl F
0.979%, 01/25/2022(A)	232	233
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	968	1,086
FNMA CMO, Ser 2004-90, Cl LH
5.000%, 04/25/2034	1,275	1,356
FNMA CMO, Ser 2005-22, Cl DA
5.500%, 12/25/2034	854	931
FNMA CMO, Ser 2009-86, Cl CA
4.500%, 09/25/2024	59	60
FNMA CMO, Ser 2010-100, Cl CS, IO
6.471%, 09/25/2040(A)	1,488	218
FNMA CMO, Ser 2012-108, Cl F
0.679%, 10/25/2042(A)	475	474

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2012-111, Cl JS, IO
5.921%, 07/25/2040(A)	$666	$141
FNMA CMO, Ser 2012-111, Cl SB, IO
6.421%, 10/25/2042(A)	189	46
FNMA CMO, Ser 2012-128, Cl SL, IO
5.971%, 11/25/2042(A)	96	24
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.971%, 11/25/2042(A)	95	22
FNMA CMO, Ser 2012-134, Cl SC, IO
5.971%, 12/25/2042(A)	188	40
FNMA CMO, Ser 2012-134, Cl SK, IO
5.971%, 12/25/2042(A)	95	22
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,880	237
FNMA CMO, Ser 2012-89, Cl AS, IO
5.871%, 05/25/2039(A)	837	157
FNMA CMO, Ser 2012-93, Cl SG, IO
5.921%, 09/25/2042(A)	368	75
FNMA CMO, Ser 2012-93, Cl SM, IO
5.921%, 09/25/2042(A)	374	81
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	1,456	189
FNMA CMO, Ser 2012-98, Cl SA, IO
5.871%, 05/25/2039(A)	93	17
FNMA CMO, Ser 2012-M11, Cl FA
0.715%, 08/25/2019(A)	407	406
FNMA CMO, Ser 2013-19, Cl SK, IO
5.971%, 03/25/2043(A)	97	24
FNMA CMO, Ser 2013-9, Cl SG, IO
6.021%, 03/25/2039(A)	97	21
FNMA CMO, Ser 2013-M7, Cl A2
2.280%, 12/27/2022	219	202
FNMA TBA
5.481%, 06/01/2017	2,115	2,398
4.500%, 10/14/2034	400	427
4.000%, 10/14/2039	4,500	4,720
3.500%, 10/01/2040	1,900	1,934
3.500%, 10/01/2040	600	633
3.000%, 10/15/2027	4,000	4,141
2.500%, 10/15/2027	1,500	1,508
GNMA
5.500%, 02/20/2037	276	304
5.500%, 07/20/2038	157	172
5.500%, 01/15/2039	346	379
5.000%, 12/20/2038	111	117
5.000%, 03/15/2039	358	390
5.000%, 03/20/2039	229	244
5.000%, 07/20/2040	2,853	3,126
4.863%, 06/20/2061	1,660	1,824
4.826%, 06/20/2061	1,442	1,577
4.697%, 09/20/2061	1,366	1,502
4.650%, 12/20/2060	1,377	1,503
4.626%, 07/20/2061	1,506	1,646

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.500%, 07/20/2038	$308	$332
4.500%, 05/20/2040	1,614	1,747
4.500%, 07/20/2040	2,515	2,723
4.500%, 01/20/2041	897	971
4.500%, 07/20/2041	349	376
4.295%, 07/20/2061	1,343	1,465
2.500%, 02/20/2027	2,482	2,502
GNMA CMO, Ser 2004-10, Cl C
4.666%, 07/16/2031	41	41
GNMA CMO, Ser 2004-108, Cl AB
4.397%, 12/16/2032(A)	41	42
GNMA CMO, Ser 2009-108, Cl WG
4.000%, 09/20/2038	752	791
GNMA CMO, Ser 2009-31, Cl MA
4.500%, 08/20/2033	106	108
GNMA CMO, Ser 2009-86, Cl A
3.536%, 09/16/2035	245	249
GNMA CMO, Ser 2010-48, Cl AC
4.229%, 02/16/2040	136	137
GNMA CMO, Ser 2010-71, Cl AD
3.489%, 03/16/2039	563	574
GNMA CMO, Ser 2011-147, Cl A
2.174%, 07/16/2038	1,424	1,440
GNMA CMO, Ser 2012-22, Cl AB
1.661%, 03/16/2033	1,328	1,331
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	269	41
GNMA CMO, Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	261	45
GNMA CMO, Ser 2012-H18, Cl NA
0.706%, 08/20/2062(A)	373	370
GNMA CMO, Ser 2013-H21, Cl FB
0.886%, 09/20/2063	750	747
GNMA TBA
4.000%, 10/01/2039	600	633
4.000%, 10/01/2039	900	949
3.500%, 10/15/2041	1,100	1,131
3.500%, 10/15/2041	500	514
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	350	364
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	356	367

		110,542

Non-Agency Mortgage-Backed Obligations — 6.3%
American Home Mortgage Investment Trust, Ser 2004-4, Cl 1A1
0.519%, 02/25/2045(A)	371	337
American Home Mortgage Investment Trust, Ser 2005-1, Cl 7A1
2.373%, 06/25/2045(A)	358	359
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.959%, 05/10/2045(A)	100	110
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	240	254

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039(B)(C)	$176	$175
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-3, Cl A5
5.743%, 06/10/2039(A)	378	383
Banc of America Mortgage Trust, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	106	107
Banc of America Mortgage Trust, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	147	154
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.374%, 05/26/2036(A)(B)	380	354
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.819%, 07/25/2034(A)	129	124
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
2.591%, 08/25/2034(A)	290	294
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	328	347
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl A4
5.898%, 06/11/2040(A)	550	621
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl AM
5.898%, 06/11/2040(A)	50	56
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050(A)	110	122
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AMA
6.087%, 06/11/2050(A)	330	362
CD Mortgage Trust, Ser 2007-CD5, Cl AMA
6.323%, 11/15/2044(A)	150	170
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051(B)(C)	108	106
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047(A)	70	77
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2023	220	229
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044(A)	360	382
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	10	9

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.124%, 11/17/2026(A)(B)	$98	$98
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031(B)	100	96
Countrywide Alternative Loan Trust, Ser 2003-20BC, Cl 1A1
5.500%, 10/25/2033	528	559
CSMC, Ser 2010-11R, Cl A6
1.183%, 06/28/2047(A)(B)(C)	424	413
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045(A)(B)	84	84
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049(A)(B)	171	171
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031(B)	110	107
GE Capital Commercial Mortgage, Ser 2004-C1, Cl A3
4.596%, 11/10/2038	7	7
GMAC Commercial Mortgage Securities Trust, Ser 2004-C2, Cl A4
5.301%, 08/10/2038(A)	416	426
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/2045(A)	300	319
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	100	94
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A5
4.176%, 07/10/2046(A)	40	41
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	20	21
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
0.849%, 01/25/2035(A)	689	636
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.279%, 01/25/2035(A)	410	364
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.959%, 10/25/2034(A)	128	121
Impac CMB Trust, Ser 2007-A, Cl M1
0.579%, 05/25/2037(A)	912	817
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.429%, 04/25/2037(A)	236	215
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	30	33
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	10	11

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A2
3.621%, 02/25/2035(A)	$166	$168
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	103	113
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.425%, 09/15/2045(A)	280	316
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	147	152
MASTR Asset Securitization Trust, Ser 2003-11, Cl 8A1
5.500%, 12/25/2033	351	366
MASTR Asset Securitization Trust, Ser 2003-7, Cl 1A1
5.500%, 09/25/2033	130	137
MASTR Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	178	197
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl AM
5.204%, 12/12/2049(A)	100	109
ML-CFC Commercial Mortgage Trust, Ser 2007-8, Cl A3
6.093%, 08/12/2049(A)	200	226
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl AS
3.476%, 11/15/2045	40	39
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.219%, 07/15/2046(A)	120	124
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A4
4.367%, 08/15/2046(A)	150	156
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	60	57
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	61	57
Morgan Stanley Capital I, Ser 2007- IQ14, Cl A4
5.692%, 04/15/2049(A)	35	39
Morgan Stanley Reremic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051(B)	108	107
Morgan Stanley Reremic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049(B)	273	275
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	166	167

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	$141	$141
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043	501	501
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.379%, 08/25/2029(A)(B)	125	125
NorthStar Mortgage Trust, Ser 2013-1A, Cl A
2.042%, 07/25/2029	250	250
ORES NPL, Ser 2013-LV2, Cl A
3.081%, 09/25/2025	150	150
RALI Trust, Ser 2003-QS13, Cl A5
0.829%, 07/25/2033(A)	111	104
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	197	204
Residential Asset Securitization Trust, Ser 2003-A7, Cl A12
5.500%, 07/25/2033	246	248
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.645%, 12/25/2034(A)	141	139
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.480%, 12/20/2034(A)	388	372
Sequoia Mortgage Trust, Ser 2004-5, Cl A2
0.700%, 06/20/2034(A)	204	192
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057(A)(B)	361	365
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M2
4.610%, 10/25/2057(A)(B)	200	201
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059(A)(B)	134	133
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058(A)(B)	315	310
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058(A)(B)	103	99
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065(A)(B)	249	240
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.378%, 03/25/2034(A)	476	476
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.819%, 09/25/2043(A)	256	246
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030(B)	116	112
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045(B)	$120	$113
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.961%, 05/10/2063(A)(B)	492	46
Vericrest Opportunity Loan Transferee, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060(A)(B)(C)	173	173
Vericrest Opportunity Loan Transferee, Ser 2013-1A, Cl A
3.105%, 11/25/2050(A)(B)	151	151
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C12, Cl A4
5.478%, 07/15/2041(A)	307	311
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/2048	25	28
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	70	75
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR8, Cl 2A1A
0.469%, 07/25/2045(A)	388	357
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl A4
4.218%, 07/15/2046(A)	30	31
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	152
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.751%, 06/15/2045(A)(B)	1,326	132

		18,819

Total Mortgage-Backed Securities (Cost $127,601) ($ Thousands)		129,361

CORPORATE OBLIGATIONS — 21.1%

Consumer Discretionary — 1.8%
American Honda Finance
1.000%, 08/11/2015(B)	490	492
CBS
7.875%, 09/01/2023	80	97
Daimler Finance North America
6.500%, 11/15/2013	420	423
2.250%, 07/31/2019(B)	200	196
Ford Motor Credit
8.125%, 01/15/2020	340	423
5.875%, 08/02/2021	230	256
3.000%, 06/12/2017	200	206
Historic TW
6.625%, 05/15/2029	50	57
Hyundai Capital America
1.625%, 10/02/2015(B)	180	180
Macy’s Retail Holdings
5.750%, 07/15/2014	510	529

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.875%, 02/15/2023	$33	$30
NBC Universal Media
2.875%, 01/15/2023	100	95
News America
9.500%, 07/15/2024	80	106
5.300%, 12/15/2014	510	538
Nissan Motor Acceptance
1.800%, 03/15/2018(B)	102	99
TCI Communications
8.750%, 08/01/2015	536	611
Time Warner
4.750%, 03/29/2021	50	53
Time Warner Cable
8.250%, 02/14/2014	370	380
5.000%, 02/01/2020	490	496
Viacom
4.250%, 09/01/2023	180	179
Walt Disney
0.450%, 12/01/2015	13	13

		5,459

Consumer Staples — 1.0%
Bunge Finance
8.500%, 06/15/2019	60	74
ConAgra Foods
2.100%, 03/15/2018	14	14
1.300%, 01/25/2016	10	10
CVS Caremark
4.125%, 05/15/2021	300	315
Kimberly-Clark
6.125%, 08/01/2017	140	164
Kraft Foods Group
5.375%, 02/10/2020	86	98
3.500%, 06/06/2022	290	286
Kroger
8.000%, 09/15/2029	40	50
3.900%, 10/01/2015	660	696
Mondelez International
5.375%, 02/10/2020	184	208
PepsiCo
3.000%, 08/25/2021	290	286
2.750%, 03/05/2022	80	76
2.500%, 05/10/2016	280	291
1.250%, 08/13/2017	52	51
0.700%, 08/13/2015	250	251
Wal-Mart Stores
4.250%, 04/15/2021	210	228

		3,098

Energy — 1.8%
Anadarko Holding
7.150%, 05/15/2028	80	96
Anadarko Petroleum
6.375%, 09/15/2017	550	639
5.950%, 09/15/2016	40	45
Apache
3.625%, 02/01/2021	60	62
3.250%, 04/15/2022	460	450
2.625%, 01/15/2023	19	17
Baker Hughes
3.200%, 08/15/2021	90	91
Cameron International
1.600%, 04/30/2015	22	22

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Canadian Natural Resources
3.450%, 11/15/2021	$60	$60
Chevron
3.191%, 06/24/2023	33	33
2.427%, 06/24/2020	55	54
ConocoPhillips
6.000%, 01/15/2020	230	272
4.750%, 02/01/2014	43	44
Devon Energy
6.300%, 01/15/2019	320	374
3.250%, 05/15/2022	38	36
1.875%, 05/15/2017	80	80
EOG Resources
2.625%, 03/15/2023	26	24
Halliburton
3.500%, 08/01/2023	107	106
Hess
8.125%, 02/15/2019	200	249
7.875%, 10/01/2029	70	88
Magellan Midstream Partners
4.250%, 02/01/2021	70	74
Marathon Oil
6.000%, 10/01/2017	56	64
0.900%, 11/01/2015	66	66
Nabors Industries
4.625%, 09/15/2021	60	60
National Oilwell Varco
1.350%, 12/01/2017	18	18
NextEra Energy Capital Holdings
1.200%, 06/01/2015	29	29
Noble Energy
4.150%, 12/15/2021	290	302
Occidental Petroleum
3.125%, 02/15/2022	220	212
2.700%, 02/15/2023	237	219
Petrodrill Five
4.390%, 04/15/2016(C)	337	351
Petrodrill Four
4.240%, 01/15/2016(C)	405	418
Spectra Energy Capital
5.650%, 03/01/2020	133	146
Spectra Energy Partners
2.950%, 09/25/2018	23	23
Texas Eastern Transmission
2.800%, 10/15/2022(B)	92	84
Tosco
7.800%, 01/01/2027	50	67
TransCanada PipeLines
2.500%, 08/01/2022	90	83
Transocean
6.375%, 12/15/2021	60	67
Weatherford International
9.875%, 03/01/2039	40	54
Williams Partners LP
7.250%, 02/01/2017	135	157

		5,336

Financials — 9.3%
Allstate
3.150%, 06/15/2023	28	27
American Express
2.650%, 12/02/2022	425	391

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American International Group
4.125%, 02/15/2024	$59	$59
American Tower Trust I‡
1.551%, 03/15/2018(B)	50	49
Arden Realty LP‡
5.250%, 03/01/2015	664	699
Bank of America
7.625%, 06/01/2019	365	448
5.650%, 05/01/2018	10	11
5.625%, 07/01/2020	250	280
5.420%, 03/15/2017	200	219
5.000%, 05/13/2021	360	387
4.100%, 07/24/2023	280	278
Bank of Montreal
2.550%, 11/06/2022	145	135
1.400%, 09/11/2017	86	85
Bank of New York Mellon
4.600%, 01/15/2020	136	149
Bank of Nova Scotia
1.375%, 12/18/2017	200	196
Barrick North America Finance
4.400%, 05/30/2021	90	84
BB&T
6.850%, 04/30/2019	240	293
1.600%, 08/15/2017	56	56
Bear Stearns
7.250%, 02/01/2018	140	168
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	150
BlackRock
3.375%, 06/01/2022	58	58
Blackstone Holdings Finance
4.750%, 02/15/2023(B)	66	69
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	35	35
Capital One Bank USA
3.375%, 02/15/2023	300	281
Caterpillar Financial Services
2.850%, 06/01/2022	53	51
1.250%, 11/06/2017	43	42
Citigroup
6.125%, 11/21/2017	815	937
6.010%, 01/15/2015	108	115
6.000%, 12/13/2013	325	328
5.500%, 09/13/2025	196	202
5.375%, 08/09/2020	373	417
4.050%, 07/30/2022	140	136
3.500%, 05/15/2023	200	180
2.250%, 08/07/2015	400	408
CME Group
3.000%, 09/15/2022	80	76
CNA Financial
5.875%, 08/15/2020	332	383
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	320	323
ERAC USA Finance
4.500%, 08/16/2021(B)	80	83
1.400%, 04/15/2016(B)	22	22
ERP Operating LP‡
5.375%, 08/01/2016	104	115
4.625%, 12/15/2021	104	110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Electric Capital
6.000%, 08/07/2019	$1,629	$1,896
2.100%, 12/11/2019	40	39
1.625%, 07/02/2015	184	187
1.000%, 12/11/2015	25	25
Goldman Sachs Group
6.150%, 04/01/2018	320	366
6.000%, 06/15/2020	480	545
5.950%, 01/18/2018	660	746
5.375%, 03/15/2020	320	352
5.350%, 01/15/2016	427	465
HCP‡
2.625%, 02/01/2020	110	104
HSBC Finance
6.676%, 01/15/2021	180	206
5.000%, 06/30/2015	264	281
HSBC USA
1.625%, 01/16/2018	250	245
International Lease Finance
6.750%, 09/01/2016(B)	110	121
Jefferies Group
8.500%, 07/15/2019	136	165
John Deere Capital
2.250%, 04/17/2019	60	60
1.700%, 01/15/2020	49	46
1.200%, 10/10/2017	22	22
0.950%, 06/29/2015	46	46
JPMorgan Chase
3.375%, 05/01/2023	240	218
3.150%, 07/05/2016	100	105
1.100%, 10/15/2015	360	361
KeyCorp
5.100%, 03/24/2021	72	79
Lincoln National
8.750%, 07/01/2019	35	45
MassMutual Global Funding II
2.500%, 10/17/2022(B)	106	97
Merrill Lynch
6.875%, 04/25/2018	390	460
MetLife
6.750%, 06/01/2016	290	332
Metropolitan Life Global Funding I
1.700%, 06/29/2015(B)	213	216
1.500%, 01/10/2018(B)	100	98
Morgan Stanley
6.000%, 05/13/2014	660	680
5.625%, 09/23/2019	200	223
5.500%, 01/26/2020	100	111
5.500%, 07/28/2021	280	306
Nationsbank
10.200%, 07/15/2015	264	301
New York Life Global Funding
0.750%, 07/24/2015(B)	160	160
Nordea Bank
1.625%, 05/15/2018(B)	220	214
PNC Bank
6.875%, 04/01/2018	250	300
2.700%, 11/01/2022	260	237
Principal Life Global Funding II
2.250%, 10/15/2018(B)	127	128
1.000%, 12/11/2015(B)	37	37
0.895%, 07/09/2014(A)(B)	48	48

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Private Export Funding
4.550%, 05/15/2015	$624	$667
ProLogis‡
6.875%, 03/15/2020	25	30
Prudential Financial
5.100%, 09/20/2014	490	511
Prudential Holdings
8.695%, 12/18/2023(B)	564	709
Prudential Insurance of America
8.300%, 07/01/2025(B)	150	195
Royal Bank of Canada
2.000%, 10/01/2018	949	953
1.200%, 09/19/2017	129	127
Royal Bank of Scotland Group
2.550%, 09/18/2015	180	184
Simon Property Group‡
5.650%, 02/01/2020	80	91
Skandinaviska Enskilda Banken
1.375%, 05/29/2018(B)	800	784
SLM
3.875%, 09/10/2015	110	112
0.566%, 01/27/2014(A)	550	547
Standard Chartered Bank
6.400%, 09/26/2017(B)	150	171
State Street
3.100%, 05/15/2023	36	34
SunTrust Banks
3.500%, 01/20/2017	70	74
Toronto-Dominion Bank
1.400%, 04/30/2018	77	75
Toyota Motor Credit
1.250%, 10/05/2017	374	369
UBS
5.875%, 12/20/2017	100	115
US Bancorp
4.200%, 05/15/2014	290	297
2.950%, 07/15/2022	120	113
Wachovia
5.750%, 02/01/2018	320	370
Wachovia Bank
6.000%, 11/15/2017	500	576
WEA Finance
3.375%, 10/03/2022(B)	79	74
Wells Fargo
5.625%, 12/11/2017	585	672
4.600%, 04/01/2021	480	521
3.450%, 02/13/2023	120	112
1.500%, 01/16/2018	140	138

		27,829

Health Care — 1.5%
AbbVie
2.900%, 11/06/2022	180	168
1.750%, 11/06/2017	399	396
Agilent Technologies
5.000%, 07/15/2020	320	345
Baxter International
5.900%, 09/01/2016	300	342
Celgene
1.900%, 08/15/2017	50	50
Express Scripts Holding
3.500%, 11/15/2016	480	508

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Humana
3.150%, 12/01/2022	$240	$223
Johnson & Johnson
1.200%, 05/15/2014	510	513
Medtronic
3.125%, 03/15/2022	190	187
Novartis Capital
2.400%, 09/21/2022	50	47
Pfizer
3.000%, 06/15/2023	70	67
Quest Diagnostics
4.750%, 01/30/2020	40	43
UnitedHealth Group
4.700%, 02/15/2021	68	74
2.750%, 02/15/2023	17	16
1.875%, 11/15/2016	320	327
1.625%, 03/15/2019	200	193
WellPoint
3.300%, 01/15/2023	36	34
3.125%, 05/15/2022	400	380
2.300%, 07/15/2018	47	47
1.250%, 09/10/2015	50	50
Wyeth
5.450%, 04/01/2017	230	262
Zoetis
3.250%, 02/01/2023(B)	50	48
1.875%, 02/01/2018(B)	85	84

		4,404

Industrials — 2.0%
3M
1.000%, 06/26/2017	60	59
ADT
4.125%, 06/15/2023	100	89
3.500%, 07/15/2022	30	26
American Airlines Pass-Through Trust, Ser 2011-1
5.250%, 01/31/2021	113	117
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	781	859
Canal Barge
4.500%, 11/12/2034(C)	964	1,061
Caterpillar
1.500%, 06/26/2017	46	46
Continental Airlines Pass-Through Trust, Ser 1999-1
6.545%, 02/02/2019	37	41
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	53	51
CSX
3.700%, 10/30/2020	56	58
CSX Transportation
6.251%, 01/15/2023	738	862
Deer
2.600%, 06/08/2022	48	45
Delta Air Lines Pass-Through Trust, Ser 2012-1
4.750%, 05/07/2020	44	47

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Eaton
2.750%, 11/02/2022(B)	$410	$382
1.500%, 11/02/2017(B)	133	131
Enterprise Products
5.250%, 01/31/2020	450	500
General Electric
2.700%, 10/09/2022	42	40
0.850%, 10/09/2015	100	100
Ingersoll-Rand Global Holding
2.875%, 01/15/2019(B)	31	31
Koninklijke Philips
3.750%, 03/15/2022	80	80
Matson Navigation
5.337%, 09/04/2028(C)	700	780
Penske Truck Leasing LP
4.875%, 07/11/2022(B)	72	73
Republic Services
3.550%, 06/01/2022	40	39
Ryder System
3.500%, 06/01/2017	70	73
Union Pacific
5.404%, 07/02/2025	234	261
United Parcel Service
2.450%, 10/01/2022	23	21
United Technologies
3.100%, 06/01/2022	42	41
Waste Management
7.375%, 03/11/2019	40	48

		5,961

Information Technology — 0.4%
Apple
2.400%, 05/03/2023	254	230
0.516%, 05/03/2018(A)	79	79
Arrow Electronics
3.000%, 03/01/2018	21	21
eBay
2.600%, 07/15/2022	19	17
1.350%, 07/15/2017	44	44
EMC
2.650%, 06/01/2020	115	114
Hewlett-Packard
4.650%, 12/09/2021	88	86
3.750%, 12/01/2020	160	156
International Business Machines
1.625%, 05/15/2020	222	209
Microsoft
0.875%, 11/15/2017	15	15
Oracle
2.500%, 10/15/2022	121	111
2.375%, 01/15/2019	61	61
1.200%, 10/15/2017	190	187
Texas Instruments
1.650%, 08/03/2019	26	25
0.450%, 08/03/2015	34	34

		1,389

Materials — 0.7%
Barrick Gold
4.100%, 05/01/2023	210	185
Dow Chemical
3.000%, 11/15/2022	71	66
Ecolab
4.350%, 12/08/2021	80	84

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.450%, 12/08/2017	$56	$55
1.000%, 08/09/2015	38	38
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	250	230
3.100%, 03/15/2020(B)	60	56
2.375%, 03/15/2018(B)	30	29
2.150%, 03/01/2017	65	65
Mosaic
3.750%, 11/15/2021	70	68
Nucor
4.000%, 08/01/2023	27	26
Plains Exploration & Production
6.875%, 02/15/2023	10	11
6.500%, 11/15/2020	40	43
Plum Creek Timberlands LP
5.875%, 11/15/2015	332	363
PPG Industries
7.400%, 08/15/2019	80	96
Rio Tinto Finance USA
4.125%, 05/20/2021	550	559
1.625%, 08/21/2017	33	33
Southern Copper
3.500%, 11/08/2022	130	118

		2,125

Telecommunication Services — 1.1%
AT&T
5.500%, 02/01/2018	220	250
4.450%, 05/15/2021	40	42
3.875%, 08/15/2021	70	71
1.400%, 12/01/2017	205	200
BellSouth Telecommunications
6.375%, 06/01/2028	128	140
Cellco Partnership
8.500%, 11/15/2018	70	90
COX Communications
3.250%, 12/15/2022(B)	60	53
DIRECTV Holdings
5.000%, 03/01/2021	80	82
Discovery Communications
3.300%, 05/15/2022	96	92
GTE
6.940%, 04/15/2028	120	138
6.840%, 04/15/2018	150	175
Qwest
6.875%, 09/15/2033	90	87
Rogers Communications
4.100%, 10/01/2023	117	117
TCI Communications
7.875%, 02/15/2026	240	314
Verizon Communications
6.350%, 04/01/2019	110	129
5.150%, 09/15/2023	660	707
4.500%, 09/15/2020	205	218
3.650%, 09/14/2018	280	295
2.500%, 09/15/2016	43	44
2.450%, 11/01/2022	130	115

		3,359

Utilities — 1.5%
AGL Capital
3.500%, 09/15/2021	70	71
American Electric Power
1.650%, 12/15/2017	10	10

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Atmos Energy
8.500%, 03/15/2019	$80	$103
Baltimore Gas & Electric
2.800%, 08/15/2022	38	36
CenterPoint Energy Houston Electric
2.250%, 08/01/2022	70	65
CMS Energy
8.750%, 06/15/2019	40	51
Consumers Energy
5.650%, 04/15/2020	60	70
Detroit Edison
2.650%, 06/15/2022	21	20
Duke Energy
3.550%, 09/15/2021	170	170
Duke Energy Indiana
3.750%, 07/15/2020	88	93
Duke Energy Progress
2.800%, 05/15/2022	58	56
Entergy Louisiana
6.500%, 09/01/2018	100	119
Exelon
4.900%, 06/15/2015	400	425
FirstEnergy
4.250%, 03/15/2023	290	265
2.750%, 03/15/2018	340	331
Hydro-Quebec
8.400%, 01/15/2022	80	107
Kansas City Power & Light
6.375%, 03/01/2018	64	74
Nevada Power
6.500%, 08/01/2018	92	110
New Valley Generation I
7.299%, 03/15/2019	941	1,094
NextEra Energy Capital Holdings
1.339%, 09/01/2015	13	13
Nisource Finance
3.850%, 02/15/2023	100	98
Pacific Gas & Electric
2.450%, 08/15/2022	26	24
Peco Energy
1.200%, 10/15/2016	50	50
PG&E
5.750%, 04/01/2014	290	297
PPL Capital Funding
4.200%, 06/15/2022	40	40
PSEG Power
5.125%, 04/15/2020	110	122
Public Service of Oklahoma
5.150%, 12/01/2019	150	170
San Diego Gas & Electric
6.000%, 06/01/2026	56	69
Sempra Energy
6.150%, 06/15/2018	120	140
Wisconsin Electric Power
1.700%, 06/15/2018	100	100
Xcel Energy
0.750%, 05/09/2016	35	35

		4,428

Total Corporate Obligations (Cost $62,584) ($ Thousands)		63,388

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 10.0%

Automotive — 3.0%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	$150	$150
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016(B)	51	51
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016(B)	50	50
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018(B)	189	188
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017(B)	176	176
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	51	51
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	80	80
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	336	336
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	85	85
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	90	90
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.482%, 01/15/2021(A)(B)	364	363
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019(B)	400	399
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.582%, 09/15/2017(A)(B)	680	680
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017(B)	63	62
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.610%, 11/20/2015(A)	200	200
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	350	351

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	$250	$250
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	106	106
CarNow Auto Receivables Trust, Ser 2013-1A, Cl A
1.160%, 10/16/2017(B)	167	167
CPS Auto Trust, Ser 2013-C, Cl A
1.620%, 08/15/2016	285	284
CPS Auto Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020(B)	271	270
DT Auto Owner Trust, Ser 2012-2A, Cl A
0.910%, 11/16/2015(B)	47	47
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017(B)	104	103
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017	225	225
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 08/15/2016	140	140
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018(B)	33	32
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018(B)	205	205
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	320	320
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A2
0.400%, 09/15/2015	56	56
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.562%, 01/15/2018(A)	100	100
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	164	164
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A3
1.130%, 10/15/2014	7	7
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	85	85
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	650	649
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	109	109
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A2
0.540%, 01/15/2015	63	64
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A2
0.490%, 06/15/2015	335	335

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	$260	$260
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A2
0.370%, 03/16/2015	71	71
Nissan Auto Lease Trust, Ser 2012- B, Cl A2A
0.450%, 06/15/2015	37	37
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	47	47
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	89	89
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	250	250
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	240	241
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	64	64
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018(B)	86	86
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	240	240
USAA Auto Owner Trust, Ser 2012- 1, Cl A2
0.380%, 06/15/2015	57	57
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	110	110
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	116	117
World Omni Auto Receivables Trust, Ser 2012-A, Cl A2
0.520%, 06/15/2015	63	63
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	94	94
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	46	46

		8,902

Credit Card — 1.0%
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.332%, 03/15/2018(A)	670	666
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	400	399
Citibank Credit Card Issuance Trust, Ser 2013-A1, Cl A1
0.280%, 04/24/2017(A)	750	749
Citibank Credit Card Issuance Trust, Ser 2006-A3, Cl A3
5.300%, 03/15/2018	650	720

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Golden Credit Card Trust, Ser 2013-1A, Cl A
0.432%, 02/15/2018(A)(B)	$600	$599

		3,133

Home — 1.4%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
0.939%, 09/25/2033(A)	173	164
Argent Securities, Ser 2004-W5, Cl AV2
1.219%, 04/25/2034(A)	321	320
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	306	328
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-BO1, Cl M5
1.579%, 10/25/2034(A)	290	275
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
1.154%, 12/25/2034(A)	708	645
Centex Home Equity, Ser 2005-C, Cl AF5
5.048%, 06/25/2035	593	601
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	300	312
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl AF6
5.030%, 07/25/2035(A)	216	222
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.322%, 07/15/2036(A)	108	93
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.179%, 07/25/2034(A)(B)	390	363
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.899%, 10/25/2033(A)(B)	146	134
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.829%, 03/25/2035(A)	430	420
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A2C
1.239%, 12/25/2033(A)	249	228

		4,105

Other Asset-Backed Securities — 4.6%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.979%, 12/27/2022(A)(B)	130	131
Brazos Higher Education Authority, Ser 2005-2, Cl A10
0.371%, 12/26/2019(A)	1,500	1,489
CenterPoint Energy Transition Bond, Ser 2005-A, Cl A3
5.090%, 08/01/2015	407	414
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	1,324	1,397

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.429%, 10/25/2047(A)	$344	$293
Educational Funding of the South, Ser 2011-1, Cl A2
0.916%, 04/25/2035(A)	1,160	1,153
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043(B)	116	116
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T4, Cl AT4
1.183%, 08/15/2014	346	346
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044(B)	593	593
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046(B)	135	135
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045(B)	100	100
John Deere Owner Trust, Ser 2013- A, Cl A2
0.410%, 09/15/2015	320	320
Long Beach Mortgage Loan Trust, Ser 2003-4, Cl AV1
0.799%, 08/25/2033(A)	319	281
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045(B)	100	99
Nationstar Mortgage Advance Receivable Trust, Ser 2013-T2A, Cl A2
1.679%, 06/20/2046(B)	150	149
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.426%, 01/25/2037(A)	88	85
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017(A)(B)(C)	150	150
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.782%, 08/15/2022(A)(B)	298	296
SLM Student Loan Trust, Ser 2012- 7, Cl A1
0.339%, 02/27/2017(A)	645	645
SLM Student Loan Trust, Ser 2005- 4, Cl A3
0.386%, 01/25/2027(A)	160	156
SLM Student Loan Trust, Ser 2012- 6, Cl A3
0.929%, 05/26/2026(A)	550	549
SLM Student Loan Trust, Ser 2012- 6, Cl A2
0.459%, 09/25/2019(A)	800	797
SLM Student Loan Trust, Ser 2004-10, Cl A5B
0.666%, 04/25/2023(A)(B)	500	500

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.416%, 10/25/2029(A)	$480	$460
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.429%, 09/25/2019(A)	600	596
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.129%, 09/25/2028(A)	1,500	1,518
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023(B)	150	148
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021(B)	400	398
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059(B)(C)	237	235
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.479%, 05/25/2035(A)	230	227
VOLT, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017(B)(C)	69	69
VOLT, Ser 2012-RP3A, Cl A
3.475%, 11/27/2017(B)(C)	18	18

		13,863

Total Asset-Backed Securities (Cost $29,776) ($ Thousands)		30,003

FOREIGN BONDS — 4.9%
America Movil
5.500%, 03/01/2014	300	306
3.125%, 07/16/2022	200	184
Bank Nederlandse Gemeenten
1.000%, 11/17/2014	700	704
Barclays Bank
5.125%, 01/08/2020	100	112
BBVA US Senior SAU
4.664%, 10/09/2015	600	625
BHP Billiton Finance USA
6.500%, 04/01/2019	210	251
3.250%, 11/21/2021	140	139
2.050%, 09/30/2018	49	49
BNP Paribas
2.700%, 08/20/2018	300	303
2.375%, 09/14/2017	320	324
BP Capital Markets
3.561%, 11/01/2021	50	50
3.245%, 05/06/2022	390	377
2.241%, 09/26/2018	80	80
1.375%, 11/06/2017	58	57
0.700%, 11/06/2015	200	200
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	262
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.375%, 01/19/2017	310	330
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	321
Ecopetrol
4.250%, 09/18/2018	140	144

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FMS Wertmanagement AoeR
1.000%, 11/21/2017	$200	$197
HSBC Holdings
4.000%, 03/30/2022	80	81
Hutchison Whampoa International 12 II
3.250%, 11/08/2022	200	183
ING Bank
2.000%, 09/25/2015	200	203
Intesa Sanpaolo
3.125%, 01/15/2016	400	400
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	106
Macquarie Bank
5.000%, 02/22/2017	280	305
2.000%, 08/15/2016	40	40
National Australia Bank
1.250%, 03/08/2018	1,150	1,124
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	35
Petrobras Global Finance BV
4.375%, 05/20/2023	36	33
Petrobras International Finance - Pifco
7.875%, 03/15/2019	80	92
5.375%, 01/27/2021	1,160	1,165
Petroleos Mexicanos
4.875%, 01/24/2022	570	581
3.500%, 01/30/2023	260	236
Potash Corp. of Saskatchewan
4.875%, 03/30/2020	64	70
Santander Holdings USA
3.450%, 08/27/2018	180	184
Santander US Debt
2.991%, 10/07/2013	995	995
Schlumberger Norge
4.200%, 01/15/2021	20	22
Shell International Finance
4.375%, 03/25/2020	200	220
3.400%, 08/12/2023	70	69
1.125%, 08/21/2017	47	47
Siemens Financieringsmaatschappij
6.125%, 08/17/2026	100	119
Statoil
2.650%, 01/15/2024	64	59
1.200%, 01/17/2018	56	55
1.150%, 05/15/2018	60	58
Talisman Energy
7.750%, 06/01/2019	70	85
Telefonica Emisiones SAU
5.877%, 07/15/2019	80	87
5.462%, 02/16/2021	80	82
5.134%, 04/27/2020	80	82
Temasek Financial I
2.375%, 01/23/2023	250	229
Teva Pharmaceutical Finance IV
3.650%, 11/10/2021	220	218
Total Capital
4.250%, 12/15/2021	56	60
Total Capital International
3.700%, 01/15/2024	42	42

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.550%, 06/28/2017	$33	$33
0.750%, 01/25/2016	11	11
UBS
0.750%, 03/24/2016	900	895
Vale Overseas
4.375%, 01/11/2022	915	881
Westpac Banking
4.200%, 02/27/2015	205	215
Xstrata Finance Canada
5.800%, 11/15/2016	40	44
2.700%, 10/25/2017	190	189
2.050%, 10/23/2015	180	180

Total Foreign Bonds (Cost $15,079) ($ Thousands)		14,830

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
FHLMC
2.375%, 01/13/2022	1,090	1,061
1.250%, 10/02/2019	70	67
0.632%, 08/15/2039(A)	459	456
0.105%, 12/09/2013	110	110
0.102%, 12/18/2013(E)	110	110
FICO STRIPS, PO
0.000%, 05/11/2018(D)	340	315
FNMA
2.009%, 10/09/2019(D)	1,190	1,009
0.120%, 02/24/2014(E)	210	210
GNMA
1.650%, 02/20/2063	501	489
0.686%, 01/20/2063(A)	490	487
0.586%, 03/20/2063(A)	1,245	1,225
0.536%, 12/20/2062(A)	1,467	1,439
Resolution Funding STRIPS
1.616%, 07/15/2020(D)	970	824
1.356%, 10/15/2019(D)	760	671
Tennessee Valley Authority
3.875%, 02/15/2021	790	849
1.750%, 10/15/2018	98	98

Total U.S. Government Agency Obligations (Cost $9,698) ($ Thousands)		9,420

SOVEREIGN DEBT — 0.8%
African Development Bank
8.800%, 09/01/2019	80	107
Mexico Government International Bond
4.000%, 10/02/2023	116	116
Province of Ontario Canada
4.400%, 04/14/2020	840	931
1.100%, 10/25/2017	500	492
0.950%, 05/26/2015	160	161
Province of Quebec Canada
2.625%, 02/13/2023	500	465

Total Sovereign Debt (Cost $2,347) ($ Thousands)		2,272

MUNICIPAL BONDS — 0.1%
California State, Ser B, GO
5.000%, 09/01/2023	80	93
Connecticut State, Ser C, GO
5.000%, 07/15/2024	30	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	$25	$29
New York City, Ser J, GO
5.000%, 08/01/2025	30	34
New York State, Dormitory Authority, Ser A, RB
5.000%, 12/15/2026	20	23
5.000%, 12/15/2027	30	34
New York State, Urban Development Authority, Ser C, RB
5.000%, 03/15/2027	100	112

Total Municipal Bonds (Cost $351) ($ Thousands)		360

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bills
0.078%, 11/14/2013(D)	10,400	10,400
U.S. Treasury Bonds
8.750%, 05/15/2020	1,201	1,722
4.750%, 02/15/2037	100	119
U.S. Treasury Inflation-Protected Securities
2.000%, 07/15/2014	1,165	1,194
1.250%, 04/15/2014	2,275	2,293
0.500%, 04/15/2015	950	970
U.S. Treasury Notes
4.500%, 02/15/2016	2,001	2,193
4.500%, 05/15/2017	1,000	1,128
3.625%, 02/15/2021	400	443
3.500%, 02/15/2018	150	165
3.500%, 05/15/2020	400	441
3.125%, 04/30/2017	800	863
3.125%, 05/15/2021	500	534
2.625%, 08/15/2020	200	209
2.625%, 11/15/2020	100	104
2.500%, 08/15/2023	240	237
2.125%, 08/31/2020	2,060	2,078
2.125%, 08/15/2021	500	496
1.875%, 04/30/2014	160	162
1.875%, 06/30/2020	3,320	3,305
1.750%, 05/15/2022	1,000	947
1.750%, 05/15/2023	850	788
1.500%, 08/31/2018	760	765
1.375%, 05/31/2020	3,120	3,011
1.250%, 02/15/2014	2,000	2,009
0.750%, 06/30/2017	1,200	1,190
U.S. Treasury STRIPS(D)
2.518%, 11/15/2021	1,600	1,314
1.609%, 05/15/2021	880	740
1.401%, 02/15/2021	1,000	851
1.209%, 02/15/2020	1,601	1,419
1.086%, 05/15/2020	480	421
1.079%, 08/15/2020	801	696
1.044%, 11/15/2019	801	716
0.852%, 05/15/2018	400	377
0.659%, 08/15/2016	1,251	1,229

Total U.S. Treasury Obligations (Cost $45,961) ($ Thousands)		45,529

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

September 30, 2013

Description	Shares/Face Amount ($ Thousands) /Contracts	Market Value ($ Thousands)

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †**	15,492,408	$15,492

Total Cash Equivalent (Cost $15,492) ($ Thousands)		15,492

REPURCHASE AGREEMENT — 2.3%
Barclays Capital, 0.020%, 09/30/2013, to be repurchased on 10/01/2013, repurchase price $6,900,004 (collateralized by a U.S. Treasury Notes, par value $7,021,000, 0.625%, 07/15/2016; with a total market value $7,038,000)	$6,900	6,900

Total Repurchase Agreement (Cost $6,900) ($ Thousands)		6,900

Total Investments — 105.8% (Cost $315,789) ($ Thousands)††		$317,555

PURCHASED OPTIONS* — 0.0%
U.S. 10 Treasury Note, Put Option Expires 10/25/2013, Strike Price $124.50	11	$3
U.S. Treasury Bond, Call Option Expires 10/25/2013, Strike Price $134	10	11
Euro 1 Year, Call Option Expires 12/13/2013, Strike Price $99.50	43	5
Euro 2 Year, Put Option Expires 10/11/2013, Strike Price $98.50	27	1

Total Purchased Options (Cost $11) ($ Thousands)		$20

WRITTEN OPTIONS* — 0.0%
Euro 2 Year, Put Option Expires 10/11/2013, Strike Price $98.25	(27)	$—
Euro 1 Year, Call Option Expires 12/13/2013, Strike Price $99.625	(44)	—

Total Written Options (Premiums Received $—) ($ Thousands)		$—

The open futures contracts held by the Fund at September 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(50)	Dec-2013	$(141)
U.S. 2-Year Treasury Note	63	Dec-2013	33
U.S. 5-Year Treasury Note	24	Dec-2013	32
U.S. Long Treasury Bond	(9)	Dec-2013	(21)

			$(97)

For the period ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

For the period ended September 30, 2013, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

Percentages are based on a Net Assets of $300,147 ($ Thousands).

*	Non-income producing security

**	The rate reported is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

††	At September 30, 2013, the tax basis cost of the Fund’s investments was $315,789 ($ Thousands), and the unrealized appreciation and depreciation were $5,256 ($ Thousands) and $(3,490) ($ Thousands), respectively.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2013. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered illiquid. The total value of such securities as of September 30, 2013 was $3,949 and represented 1.3% of Net Assets.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LP — Limited Partnership

NCUA — National Credit Union Association

NY — New York

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Security

TBA — To Be Announced

The following is a list of the inputs used as of September 30, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$129,361	$—	$129,361
Corporate Obligations	—	63,388	—	63,388
Asset-Backed Securities	—	30,003	—	30,003
Foreign Bonds	—	14,830	—	14,830
U.S. Government Agency
Obligations	—	9,420	—	9,420
Sovereign Debt	—	2,272	—	2,272
Municipal Bonds	—	360	—	360
U.S. Treasury Obligations	—	45,529	—	45,529
Cash Equivalent	15,492	—	—	15,492
Repurchase Agreement	—	6,900	—	6,900

Total Investments in Securities	$15,492	$302,063	$—	$317,555

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Concluded)

September 30, 2013

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$20	$—	$—	$20
Written Options	—	—	—	—
Futures Contracts^
Unrealized Appreciation	65	—	—	65
Unrealized Depreciation	(162)	—	—	(162)

Total Other Financial Instruments	$(77)	$—	$—	$(77)

^Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have ben rounded $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.4%
New Covenant Growth Fund†	4,237,996	$170,495
New Covenant Income Fund†	4,831,031	110,099

Total Investment Companies (Cost $224,229) ($ Thousands)		280,594

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †*	1,656,400	1,656

Total Cash Equivalent (Cost $1,656) ($ Thousands)		1,656

Total Investments — 100.0% (Cost $225,885) ($ Thousands)††		$282,250

Percentages are based on a Net Assets of $282,204 ($ Thousands).

*	The rate reported is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security.

††	At September 30, 2013, the tax basis cost of the Fund’s investments was $225,885 ($ Thousands), and the unrealized appreciation and depreciation were $60,839 ($ Thousands) and $(4,474) ($ Thousands), respectively.

Cl — Class

As of September 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

September 30, 2013

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.5%
New Covenant Growth Fund†	735,017	$29,570
New Covenant Income Fund†	2,333,686	53,184

Total Investment Companies (Cost $72,608) ($ Thousands)		82,754

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †*	521,762	522

Total Cash Equivalent (Cost $522) ($ Thousands)		522

Total Investments — 100.1% (Cost $73,130) ($ Thousands)††		$83,276

Percentages are based on a Net Assets of $83,206 ($ Thousands).

*	The rate reported is the 7-day effective yield as of September 30, 2013.

†	Investment in Affiliated Security.

††	At September 30, 2013, the tax basis cost of the Fund’s investments was $73,130 ($ Thousands), and the unrealized appreciation and depreciation were $13,015 ($ Thousands) and $(2,869) ($ Thousands), respectively.

Cl — Class

As of September 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 25, 2013

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: November 25, 2013